Document and Entity Information	Mar. 17, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001818794
Document Type	8-K
Document Period End Date	Mar. 17, 2025
Entity Registrant Name	Dyne Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39509
Entity Tax Identification Number	36-4883909
Entity Address, Address Line One	1560 Trapelo Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	786-8230
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value per share
Trading Symbol	DYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false